Employee Costs - Summary of Employee Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term employee benefits expense [abstract]
Wages and salaries	£ 7,203	£ 7,116	£ 6,391
Social security costs	795	802	733
Pension and other post-employment costs, including augmentations (Note 28)	586	616	541
Cost of share-based incentive plans	393	347	338
Severance and other costs from integration and restructuring activities	463	241	209
Employee benefits expense	£ 9,440	£ 9,122	£ 8,212